Intangible Assets - Schedule of Intangible Assets (Detail) - ARS ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about intangible assets [abstract]
Net book value of intangible assets	$ 37,608	$ 20,402	$ 9,976	$ 8,114
Provision for impairment of intangible assets	(429)
Total	$ 37,179	$ 20,402	$ 9,976